Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2023	2024

Motor vehicles	$2	$2
Office and computer equipment	199	199
Construction in process	—	1,200
Leasehold improvements	24	24
Sub-total	225	1,425
Less: accumulated depreciation	(219)	(225)
Total	$6	$1,200

For the years ended December 31, 2022, 2023 and 2024, depreciation expenses from continuing operations were $206, $3 and $6, respectively, which were recorded in cost of revenues, general and administrative expenses.

The Construction in process mainly represented related to AI classroom project at the NSAD campus, which is scheduled for completion by the end of 2025.

The Group performed impairment assessment on the property and equipment, and there is no impairment loss for the years ended December 31, 2022, 2023 and 2024, respectively.